Biological Assets - Summary of Significant Unobservable Input and Impact on Biological Assets (Detail) - Biological asset [member]	Dec. 31, 2019	Dec. 31, 2018
Average selling price [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	6.30	7.63
Average selling price [member] | Five percent change in input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impact on change in unobservable input assets	109	55
Post harvest cost [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.75	2.32
Post harvest cost [member] | Five percent change in input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impact on change in unobservable input assets	21	13
Yield per plant [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	142	122
Yield per plant [member] | Five percent change in input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impact on change in unobservable input assets	109	38
Percentage of completion [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.65	0.46
Percentage of completion [member] | Five percent change in input [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Impact on change in unobservable input assets	108	40